Restricted share units - Vesting and assumptions (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) EquityInstruments USD ($) tranche $ / shares	Dec. 31, 2020 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted | EquityInstruments	8,120,333
Risk-free rate	0.85%
Expected equity volatility	60.00%
Share price | $ / shares	$ 10.25
Expected dividend rate	0.00%
Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Probability of success	33.88%
Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Probability of success	61.42%
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	1,000,000
Number of tranche | tranche	4
Total stock based compensation	$ 28,041,256	$ 815,003
Restricted share units | Total Tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted | EquityInstruments	5,000,000
Restricted share units | Tranche i
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted | EquityInstruments	1,000,000
Marketing Conditions Vesting Milestones	$ 1,300,000,000
Restricted share units | Tranche ii
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted | EquityInstruments	1,000,000
Marketing Conditions Vesting Milestones	$ 1,550,000,000
Restricted share units | Tranche iii
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted | EquityInstruments	1,000,000
Marketing Conditions Vesting Milestones	$ 1,800,000,000
Restricted share units | Tranche iv
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted | EquityInstruments	2,000,000
Marketing Conditions Vesting Milestones	$ 2,000,000,000
Restricted share units | Chief Executive Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	500,000